As filed with the Securities and Exchange Commission on February 15, 2013

Registration Nos. 033-05033

811-04642

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 68	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 70	☒

(check appropriate box or boxes)

Virtus Variable Insurance Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 248-7971

100 Pearl Street

Hartford, CT 06103

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Counsel

Virtus Investment Partners, Inc.

100 Pearl Street

Hartford, CT 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

Title of Securities Being Registered: Class I Shares of certain series of Virtus Variable Insurance Trust.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b), or
☒	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment consists of the following:

1.	Facing Sheet of the Registration Statement
2.	This Explanatory Note
3.	Supplement dated May 1, 2013 to the Prospectuses dated May 1, 2013 for Virtus International Series, Virtus Multi-Sector Fixed Income Series, Virtus Premium AlphaSector Series, Virtus Real Estate Securities Series and Virtus Small-Cap Growth Series, which contains disclosure required to rename the existing class of shares as “Class A Shares” and to add Class I Shares to the above-named series
4.	Supplement dated May 1, 2013 to the Statement of Additional Information, which contains disclosure required to rename the existing class of shares as “Class A Shares” and to add Class I Shares to the above-named series
5.	Part C
6.	Signature Page

This Post-Effective Amendment is being filed for the sole purpose of beginning the registration process for a new class of shares, Class I Shares, for Virtus International Series, Virtus Multi-Sector Fixed Income Series, Virtus Premium AlphaSector Series, Virtus Real Estate Securities Series and Virtus Small-Cap Growth Series.

But for the supplemental disclosure filed herewith, the current prospectuses for Virtus International Series, Virtus Multi-Sector Fixed Income Series, Virtus Premium AlphaSector Series, Virtus Real Estate Securities Series, Virtus Small-Cap Growth Series, from Part A and the Statement of Additional Information included in Part B of Registrant’s Post-Effective Amendment No. 66 to its registration statement filed on April 24, 2012, as supplemented, are incorporated by reference herein and this Post-Effective Amendment No. 68 is being filed for the purpose of beginning the registration process for a new class of shares as described above.

Virtus International Series,

a series of Virtus Variable Insurance Trust

Supplement dated May 1, 2013 to the Current Prospectus

This Supplement describes the Series’ Class I Shares, and it supplements certain information in the Series’ Prospectus dated May 1, 2013. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus. Both share classes described here may not be available for purchase through your variable contract. See your variable contract prospectus for a description of the available series and share classes.

Class I Shares were first offered for sale on May 1, 2013.

1.	The original share class of the Series is now named Class A Shares.

2.	The “Annual Series Operating Expenses” table on page 1 is supplemented as follows:

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	Class A	Class I
Management Fees	%	%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	%	%
Total Annual Series Operating Expenses(1)%		%
Less: Expense Reimbursements(2)	( %)	( %)
Net Annual Series Operating Expenses	%	%
(1)	Restated to reflect current expenses.
(2)	The Series’ investment adviser had contractually agreed to limit the Series’ total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.23% for Class A Shares and 0.98% for Class I Shares, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

3.	The “Example” table on page1 is supplemented as follows:

	1 Year	3 Years	5 Years	10 Years
Class A
Class I

4.	The Performance information on page 2 is supplemented with the following:

Class I Shares have not had a full calendar year of investment operations; therefore, performance information for Class I Shares is not included here. However, the returns would have been substantially similar because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown, investment performance would have been higher than for Class A Shares.

5.	The fifth paragraph under “The Adviser” on page 6 is replaced with the following:

The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) to the extent that such expenses exceed 1.23% of the Series’ Class A Shares and 0.98% of the

Series’ Class I Shares average net assets. This expense limitation agreement is in place through April 30, 2014. Following the contractual period, VIA may discontinue these expense reimbursement arrangements at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

6.     The disclosure under “Distribution Plan” on page 10 is revised to indicate that the Distribution Plan applies to Class A Shares only.

7.     In the first paragraph under “Shares of Beneficial Interest” on page 10, the following is added prior to the last sentence: “On matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that class is required.”

8.     Under “Investing in the Series” on page 12, the following is added after the first paragraph:

The Series offers Class A Shares and Class I Shares. Both share classes may not be available for purchase through your variable contract. See your variable contract prospectus for a description of the available share class(es).

9.     Under “Financial Highlights” on page 14, the following is added after the introductory paragraph:

Financial highlights for Class A Shares are shown to provide investors with financial information about the Series. The returns would have been substantially similar because Class I Shares and Class A Shares are invested in the same portfolio of securities. However, Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not. Had the Class I Shares been operational during the periods shown, dividend distributions (if any) and investment performance would have been higher than for Class A Shares.

Additionally, the caption preceding the financial highlights table is revised to read: “Virtus International Series –Class A Shares.”

VVIT 8500/International – Add Class I (5/2013)

Virtus Multi-Sector Fixed Income Series,

a series of Virtus Variable Insurance Trust

Supplement dated May 1, 2013 to the Current Prospectus

This Supplement describes the Series’ Class I Shares, and it supplements certain information in the Series’ Prospectus dated May 1, 2013. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus. Both share classes described here may not be available for purchase through your variable contract. See your variable contract prospectus for a description of the available series and share classes.

Class	I Shares were first offered for sale on May 1, 2013.

1.	The original share class of the Series is now named Class A Shares.

2.	The “Annual Series Operating Expenses” table on page 1 is supplemented as follows:

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	Class A	Class I
Management Fees	%	%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	%	%
Total Annual Series Operating Expenses(1)%		%
Less: Expense Reimbursements(2)	( %)	( %)
Net Annual Series Operating Expenses	%	%
(1)	Restated to reflect current expenses.
(2)	The Series’ investment adviser had contractually agreed to limit the Series’ total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.94% for Class A Shares and 0.69% for Class I Shares, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

3.	The “Example” table on page1 is supplemented as follows:

	1 Year	3 Years	5 Years	10 Years
Class A
Class I

4.	The Performance information on pages 2 and 3 is supplemented with the following:

Class I Shares have not had a full calendar year of investment operations; therefore, performance information for Class I Shares is not included here. However, the returns would have been substantially similar because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown, investment performance would have been higher than for Class A Shares.

5.	The fifth paragraph under “The Adviser” on page 7 is replaced with the following:

The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the

Series (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) to the extent that such expenses exceed 0.94% of the Series’ Class A Shares and 0.69% of the Series’ Class I Shares average net assets. This expense limitation agreement is in place through April 30, 2014. Following the contractual period, VIA may discontinue these expense reimbursement arrangements at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

6.     The disclosure under “Distribution Plan” on page 10 is revised to indicate that the Distribution Plan applies to Class A Shares only.

7.     In the first paragraph under “Shares of Beneficial Interest” on page 11, the following is added prior to the last sentence: “On matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that class is required.”

8.     Under “Investing in the Series” on page 12, the following is added after the first paragraph:

The Series offers Class A Shares and Class I Shares. Both share classes may not be available for purchase through your variable contract. See your variable contract prospectus for a description of the available share class(es).

9.     Under “Financial Highlights” on page 15, the following is added after the introductory paragraph:

Financial highlights for Class A Shares are shown to provide investors with financial information about the Series. The returns would have been substantially similar because Class I Shares and Class A Shares are invested in the same portfolio of securities. However, Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not. Had the Class I Shares been operational during the periods shown, dividend distributions (if any) and investment performance would have been higher than for Class A Shares.

Additionally, the caption preceding the financial highlights table is revised to read: “Virtus Multi-Sector Fixed Income Series –Class A Shares.”

VVIT 8504/Multi-Sector Fixed Income – Add Class I (5/2013)

Virtus Premium AlphaSector Series,

a series of Virtus Variable Insurance Trust

Supplement dated May 1, 2013 to the Current Prospectus

This Supplement describes the Series’ Class I Shares, and it supplements certain information in the Series’ Prospectus dated May 1, 2013. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus. Both share classes described here may not be available for purchase through your variable contract. See your variable contract prospectus for a description of the available series and share classes.

Class I Shares were first offered for sale on May 1, 2013.

1.	The original share class of the Series is now named Class A Shares.

2.	The “Annual Series Operating Expenses” table on page 1 is supplemented as follows:

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	Class A	Class I
Management Fees	%	%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	%	%
Acquired Fund Fees and Expenses	%	%
Total Annual Series Operating Expenses(1)%		%
Less: Expense Reimbursements(2)	( %)	( %)
Net Annual Series Operating Expenses	%	%
(1)	Restated to reflect current expenses.
(2)	The Series’ investment adviser had contractually agreed to limit the Series’ total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.70% for Class A Shares and 1.45% for Class I Shares, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

3.	The “Example” table on page1 is supplemented as follows:

	1 Year	3 Years	5 Years	10 Years
Class A
Class I

4.	The fourth paragraph under “The Adviser” on page 6 is replaced with the following:

The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) to the extent that such expenses exceed 1.70% of the Series’ Class A Shares and 1.45% of the Series’ Class I Shares average net assets. This expense limitation agreement is in place through April 30, 2013. Following the contractual period, VIA may discontinue these expense reimbursements arrangements at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

5.     The disclosure under “Distribution Plan” on page 7 is revised to indicate that the Distribution Plan applies to Class A Shares only.

6.     In the first paragraph under “Shares of Beneficial Interest” on page 8, the following is added prior to the last sentence: “On matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that class is required.”

7.     Under “Investing in the Series” on page 9, the following is added after the first paragraph:

The Series offers Class A Shares and Class I Shares. Both share classes may not be available for purchase through your variable contract. See your variable contract prospectus for a description of the available share class(es).

8.     Under “Financial Highlights” on page 13, the following is added after the introductory paragraph:

Financial highlights for Class A Shares are shown to provide investors with financial information about the Series. The returns would have been substantially similar because Class I Shares and Class A Shares are invested in the same portfolio of securities. However, Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not. Had the Class I Shares been operational during the periods shown, dividend distributions (if any) and investment performance would have been higher than for Class A Shares.

Additionally, the caption preceding the financial highlights table is revised to read: “Virtus Premium AlphaSector Series –Class A Shares.”

VVIT 8510/Premium AlphaSector – Add Class I (5/2013)

Virtus Real Estate Securities Series,

a series of Virtus Variable Insurance Trust

Supplement dated May 1, 2013 to the Current Prospectus

This Supplement describes the Series’ Class I Shares, and it supplements certain information in the Series’ Prospectus dated May 1, 2013. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus. Both share classes described here may not be available for purchase through your variable contract. See your variable contract prospectus for a description of the available series and share classes.

Class	I Shares were first offered for sale on May 1, 2013.

1.	The original share class of the Series is now named Class A Shares.

2.	The “Annual Series Operating Expenses” table on page 1 is supplemented as follows:

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	Class A	Class I
Management Fees	%	%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	%	%
Total Annual Series Operating Expenses(1)%		%
Less: Expense Reimbursements(2)	( %)	( %)
Net Annual Series Operating Expenses	%	%
(1)	Restated to reflect current expenses.
(2)	The Series’ investment adviser had contractually agreed to limit the Series’ total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.16% for Class A Shares and 0.91% for Class I Shares, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

3.	The “Example” table on page1 is supplemented as follows:

	1 Year	3 Years	5 Years	10 Years
Class A
Class I

4.	The Performance information on page 2 is supplemented with the following:

Class I Shares have not had a full calendar year of investment operations; therefore, performance information for Class I Shares is not included here. However, the returns would have been substantially similar because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown, investment performance would have been higher than for Class A Shares.

5.	The fifth paragraph under “The Adviser” on page 6 is replaced with the following:

The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) to the extent that such expenses exceed 1.16% of the Series’ Class A Shares and 0.91% of the

Series’ Class I Shares average net assets. This expense limitation agreement is in place through April 30, 2014. Following the contractual period, VIA may discontinue these expense reimbursement arrangements at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

6.     The disclosure under “Distribution Plan” on page 8 is revised to indicate that the Distribution Plan applies to Class A Shares only.

7.      In the first paragraph under “Shares of Beneficial Interest” on page 9, the following is added prior to the last sentence: “On matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that class is required.”

8.     Under “Investing in the Series” on page 10, the following is added after the first paragraph:

The Series offers Class A Shares and Class I Shares. Both share classes may not be available for purchase through your variable contract. See your variable contract prospectus for a description of the available share class(es).

9.     Under “Financial Highlights” on page 13, the following is added after the introductory paragraph:

Financial highlights for Class A Shares are shown to provide investors with financial information about the Series. The returns would have been substantially similar because Class I Shares and Class A Shares are invested in the same portfolio of securities. However, Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not. Had the Class I Shares been operational during the periods shown, dividend distributions (if any) and investment performance would have been higher than for Class A Shares.

Additionally, the caption preceding the financial highlights table is revised to read: “Virtus Real Estate Securities Series –Class A Shares.”

VVIT 8502/Real Estate Securities – Add Class I (5/2013)

Virtus Small-Cap Growth Series,

a series of Virtus Variable Insurance Trust

Supplement dated May 1, 2013 to the Current Prospectus

This Supplement describes the Series’ Class I Shares, and it supplements certain information in the Series’ Prospectus dated May 1, 2013. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus. Both share classes described here may not be available for purchase through your variable contract. See your variable contract prospectus for a description of the available series and share classes.

Class I Shares were first offered for sale on May 1, 2013.

1.	The original share class of the Series is now named Class A Shares.

2.	The “Annual Series Operating Expenses” table on page 1 is supplemented as follows:

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	Class A	Class I
Management Fees	%	%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	%	%
Acquired Fund Fees and Expenses	%	%
Total Annual Series Operating Expenses(1)%		%
Less: Expense Reimbursements(2)	( %)	( %)
Net Annual Series Operating Expenses	%	%
(1)	Restated to reflect current expenses.
(2)	The Series’ investment adviser had contractually agreed to limit the Series’ total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.19% for Class A Shares and 0.94% for Class I Shares, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

3.	The “Example” table on page1 is supplemented as follows:

	1 Year	3 Years	5 Years	10 Years
Class A
Class I

4.	The Performance information on page 2 is supplemented with the following:

Class I Shares have not had a full calendar year of investment operations; therefore, performance information for Class I Shares is not included here. However, the returns would have been substantially similar because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown, investment performance would have been higher than for Class A Shares.

5.	The fifth paragraph under “The Adviser” on page 5 is replaced with the following:

The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any)

to the extent that such expenses exceed 1.19% of the Series’ Class A Shares and 0.94% of the Series’ Class I Shares average net assets. This expense limitation agreement is in place through April 30, 2014. Following the contractual period, VIA may discontinue these expense reimbursement arrangements at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

6.     The disclosure under “Distribution Plan” on page 8 is revised to indicate that the Distribution Plan applies to Class A Shares only.

7.     In the first paragraph under “Shares of Beneficial Interest” on page 9, the following is added prior to the last sentence: “On matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that class is required.”

8.     Under “Investing in the Series” on page 10, the following is added after the first paragraph:

The Series offers Class A Shares and Class I Shares. Both share classes may not be available for purchase through your variable contract. See your variable contract prospectus for a description of the available share class(es).

9.     Under “Financial Highlights” on page 12, the following is added after the introductory paragraph:

Financial highlights for Class A Shares are shown to provide investors with financial information about the Series. The returns would have been substantially similar because Class I Shares and Class A Shares are invested in the same portfolio of securities. However, Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not. Had the Class I Shares been operational during the periods shown, dividend distributions (if any) and investment performance would have been higher than for Class A Shares.

Additionally, the caption preceding the financial highlights table is revised to read: “Virtus Small-Cap Growth Series –Class A Shares.”

VVIT 8505/Small-Cap Growth – Add Class I (5/2013)

Virtus International Series, Virtus Multi-Sector Fixed Income Series,

Virtus Premium AlphaSector Series, Virtus Real Estate Securities Series

and Virtus Small-Cap Growth Series,

each a series of Virtus Variable Insurance Trust

                Supplement dated May 1, 2013 to the Current Statement of Additional Information (“SAI”)

This Supplement describes the Series’ Class I Shares, and it supplements certain information in the Series’ SAI dated May 1, 2013. The caption headings used in this Supplement correspond with the caption headings used in the SAI. Both share classes described here may not be available for purchase through your variable contract. See your variable contract prospectus for a description of the available series and share classes.

Class I Shares were first offered for sale on May 1, 2013.

1.    The original share class of the Series is now named Class A Shares.

2.    In the paragraph under “Voting” beginning on page 10, the following is added after the second sentence: “On matters affecting an individual class, only shareholders of such class will be entitled to vote.”

3.    Under “Expense Reimbursement Arrangements” on page 32, the first paragraph and the table following it are supplemented as follows:

VIA has contractually agreed to reimburse expenses of each series of the Trust (through April 30, 2014) to the extent that total operating expenses, excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses, if any, exceed the maximum total operating expenses of the Series’ average net assets:

Series	Class A	Class I
Capital Growth	1.03%	0.78%
Growth & Income	0.98%	0.73%
International	1.23%	0.98%
Multi-Sector Fixed Income	0.94%	0.69%
Premium AlphaSector	1.70%	1.45%
Real Estate Securities	1.16%	0.91%
Small-Cap Growth	1.19%	0.94%
Small-Cap Value	1.20%	0.95%
Strategic Allocation	0.98%	0.73%

4.    The disclosure under “The Distributor” on page 41 that describes the Distribution Plan is revised to indicate that the Distribution Plan applies to Class A Shares only.

Investors should retain this supplement with the SAI for future reference.

VVIT SAI/Add Class I (5/13)

VIRTUS VARIABLE INSURANCE TRUST

PART C—OTHER INFORMATION

Item 28.	Exhibits

(a)	Agreement and Declaration of Trust (establishing the Delaware statutory trust into which the Registrant reorganized effective February 14, 2011) dated January 3, 2011, filed via EDGAR with Post-Effective Amendment No. 62 (File No. 033-05033) on February 14, 2011.

(b)	Bylaws of Virtus Variable Insurance Trust, adopted January 3, 2011, filed via EDGAR with Post-Effective Amendment No. 62 (File No. 033-05033) on February 14, 2011.

(c)	Not applicable.

(d)	Investment Advisory Contracts.

1.	Investment Advisory Agreement between Registrant and Virtus Investment Advisers, Inc. (“VIA”) dated November 5, 2010, on behalf of Virtus Capital Growth Series, Virtus Growth & Income Series, Virtus International Series, Virtus Multi-Sector Fixed Income Series, Virtus Real Estate Securities Series, Virtus Small-Cap Growth Series, Virtus Small-Cap Value Series, Virtus Strategic Allocation Series, filed via EDGAR with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010.

a)	First Amendment to Investment Advisory Agreement between Registrant and VIA effective as of February 14, 2011, on behalf of Virtus Premium AlphaSector Series, filed via EDGAR with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012.

2.	Subadvisory Agreement between SCM Advisors, LLC and VIA dated November 5, 2010, on behalf of the Virtus Capital Growth Series, filed via EDGAR with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010.

a)	Subadvisory Agreement between Newfleet Asset Management, LLC (“Newfleet”) (formerly, SCM Advisors, LLC) and VIA dated June 17, 2011, on behalf of the Virtus Multi-Sector Fixed Income Series and Virtus Strategic Allocation Series, filed via EDGAR with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012.

3.	Subadvisory Agreement between Aberdeen Asset Management, Inc. (“Aberdeen”) and VIA dated November 5, 2010, on behalf of the Virtus International Series, filed via EDGAR with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010.

4.	Subadvisory Agreement between Euclid Advisors LLC (“Euclid”) and VIA dated September 30, 2011, on behalf of the Virtus Growth & Income Series, Virtus Premium AlphaSector Series, and Virtus Strategic Allocation Series, filed via EDGAR with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012.

5.	Subadvisory Agreement between Duff & Phelps Investment Management Co. (“DPIM”) and VIA dated November 5, 2010, on behalf of the Virtus Real Estate Securities Series, filed via EDGAR with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010.

6.	Subadvisory Agreement between Kayne Anderson Rudnick Investment Management, LLC (“Kayne”) and VIA dated November 5, 2010, on behalf of the Virtus Small-Cap Growth Series and the Virtus Small-Cap Value Series, filed via EDGAR with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010.

a)	First Amendment to Subadvisory Agreement between Kayne and VIA dated September 30, 2011, on behalf of the Virtus Capital Growth Series, filed via EDGAR with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012.

7.	Subadvisory Agreement between F-Squared Institutional Advisors, LLC (“F-Squared”) and VIA effective as of February 14, 2011, on behalf of the Virtus Premium AlphaSector Series, filed via EDGAR with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012.

(e)

1.	Underwriting Agreement between Registrant and VP Distributors, Inc. (now known as VP Distributors, LLC, “VP Distributors”) dated November 5, 2010, filed via EDGAR with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010.

a)	Amendment to Underwriting Agreement between Registrant and VP Distributors, effective as of February 14, 2011, filed via EDGAR with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012.

2.	Distribution and Administrative Services Agreement among VIA, VP Distributors, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and 1851 Securities, Inc., effective as of November 5, 2010, filed via EDGAR with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010.

3.	Marketing and Administrative Services Agreement between VP Distributors and Jefferson National Life Insurance Company dated November 2011, filed via EDGAR with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012.

(f)	The Virtus Variable Insurance Trust Deferred Compensation Program, effective January 1, 2009, filed via EDGAR with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(g)	Custodian Agreement.

1.	Master Custody Agreement between Registrant and The Bank of New York Mellon dated December 14, 2009, filed via EDGAR with Post-Effective Amendment No. 60 (File No. 033-05033) on April 30, 2010.

a)	First Amendment to Master Custody Agreement between Registrant and The Bank of New York Mellon effective as of November 5, 2010, filed via EDGAR with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012.

b)	Second Amendment to Master Custody Agreement between Registrant and The Bank of New York Mellon effective as of February 14, 2011, filed via EDGAR with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012.

2.	Foreign Custody Manager Agreement by and between Registrant and The Bank of New York Mellon dated December 14, 2009, filed via EDGAR with Post-Effective Amendment No. 60 (File No. 033-05033) on April 30, 2010.

a.)	First Amendment to Foreign Custody Manager Agreement by and between Registrant and The Bank of New York Mellon effective as of February 14, 2011, filed via EDGAR with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012.

(h)	Other Material Contracts.

1.	Transfer Agency Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) dated November 1, 2008, filed via EDGAR with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

a)	First Amendment to Transfer Agency Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) effective as of February 14, 2011, filed via EDGAR with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012.

2.	(Reserved)

3.	Amended and Restated Expense Limitation Agreement between Registrant and Virtus Investment Advisers, Inc. (“VIA”), effective as of February 14, 2011, filed via EDGAR with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012.

a)*	Form of Amended and Restated Expense Limitation Agreement between Registrant and VIA, effective as of May 1, 2013, filed via EDGAR herewith.

4.	Participation Agreement among Registrant, VP Distributors, and Jefferson National Life Insurance Company dated as of November 2011, filed via EDGAR with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012.

5.	Administration Agreement between Registrant and VP Distributors dated December 31, 2008, filed via EDGAR with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

a)	First Amendment to Administration Agreement between Registrant and VP Distributors effective as of February 14, 2011, filed via EDGAR with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012.

6.	Rule 22c-2 Agreement among VP Distributors, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and 1851 Securities, Inc. dated as of November 5, 2010, filed via EDGAR with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010.

(i)	Legal Opinion.

1.	Opinion and Consent of Counsel covering shares of Virtus Variable Insurance Trust dated February 14, 2011, filed via EDGAR with Post-Effective Amendment No. 62 (File No. 033-05033) on February 14, 2011.

(j)	Other Opinions.

1.	Consent of PricewaterhouseCoopers LLP, to be filed by Amendment.

(k)	Not applicable.

(l)	Not applicable.

(m)	Rule 12b-1 Plan, filed via EDGAR with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010.

1.	First Amendment to Rule 12b-1 Plan dated February 14, 2011, filed via EDGAR with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012.

(n)	Rule 18f-3 Plans.

1.*	Multi-Class Plan pursuant to Rule 18f-3 under the 1940 Act, adopted February 15, 2013, filed via EDGAR herewith.

(o)	Reserved.

(p)	Code of Ethics.

1.	Amended and Restated Code of Ethics of Registrant pursuant to Rule 17j-1 of the 1940 Act dated February 2012, filed via EDGAR with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012.

2.	Amended and Restated Combined Code of Ethics of DPIM, Euclid, Newfleet, Kayne and VIA et al. dated February 15, 2012, filed via EDGAR with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012.

3.	Code of Ethics of Aberdeen effective as of January 1, 2008, filed via EDGAR with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

4.	Code of Ethics of F-Squared dated December 31, 2011, filed via EDGAR with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012.

(q)	Powers of Attorney for Roger A. Gelfenbien, Eunice S. Groark, John R. Mallin, Hassell H. McClellan and Philip R. McLoughlin and Thomas J. Brown, Trustees, filed via EDGAR with Post-Effective Amendment No. 64 (File No. 033-05033) on April 21, 2011.

*	Filed herewith.

Item 29.	Persons Controlled By or Under Common Control with Registrant

None.

Item 30.	Indemnification

The Agreement and Declaration of Trust dated January 3, 2011 and the By-Laws dated January 3, 2011, provide that the Fund shall indemnify each of its Trustees and officers against liabilities arising by reason of being or having been a Trustee or officer, except for matters as to which such Trustee or officer shall have been finally adjudicated not to have acted in good faith and except for liabilities arising by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties. Each Trustee and the Fund have entered into Indemnification Agreements dated February 14, 2011 whereby the Fund shall indemnify the trustee for expenses incurred in any proceeding in connection with the trustee’s service to the Fund.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Advisors and Subadvisors

See in the Prospectus and the Statement of Additional Information for information regarding the business of the advisors and subadvisors.

For information as to the business, profession, vocation or employment of a substantial nature of the directors and officers of the advisors and subadvisors in the last two years, reference is made to the current Form ADV filed under the Investment Advisers Act of 1940, and incorporated herein by reference: Aberdeen Asset Management Inc., SEC File No. 801-49966; Duff & Phelps Investment Management Co., SEC File No. 801-14813; Euclid Advisors, LLC, SEC File No. 801-54263; F-Squared Institutional Advisors LLC, SEC File No. 801-71753; Kayne Anderson Rudnick Investment Management, LLC, SEC File No. 801-24241 ; Newfleet Asset Management, LLC, SEC File No. 801-51559; and Virtus Investment Advisers, Inc., SEC File No. 801-5995.

Item 32.	Principal Underwriter

VP Distributors serves as the principal underwriter for the following registrants:

Virtus Variable Insurance Trust, Virtus Equity Trust, Virtus Insight Trust, Virtus Opportunities Trust and Virtus Total Return Fund.

(b)	Directors and executive officers of VP Distributors are as follows:

Name and Principal Business Address	Positions and Offices with Distributor	Positions and Offices with Registrant
George R. Aylward 100 Pearl Street Hartford, CT 06103	Director and Executive Vice President	President

Kevin J. Carr 100 Pearl Street Hartford, CT 06103	Vice President, Counsel and Secretary	Vice President, Counsel, Chief Legal Officer and Secretary

Jeffrey Cerutti 100 Pearl Street Hartford, CT 06103	Director and President	None

Nancy J. Engberg 100 Pearl Street Hartford, CT 06103	Vice President and Assistant Secretary	Vice President and Chief Compliance Officer

David Hanley 100 Pearl Street Hartford, CT 06103	Vice President and Treasurer	None

David C. Martin 100 Pearl Street Hartford, CT 06103	Vice President and Chief Compliance Officer	None

Francis G. Waltman 100 Pearl Street Hartford, CT 06103	Director	Senior Vice President

(c)	To the best of the Registrant’s knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant’s last fiscal year.

Item 33.	Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include:

Secretary of the Trust:

Kevin J. Carr, Esq.

100 Pearl Street

Hartford, CT 06103

Investment Adviser:

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103

Subadviser to International Series:

Aberdeen Asset Management, Inc.

1735 Market Street

32nd Floor

Philadelphia, PA 19103

Subadviser for Real Estate Securities Series:-

Duff & Phelps Investment Management Co.

200 South Wacker Drive, Suite 500

Chicago, IL 60606

Subadviser for Growth & Income Series, Premium AlphaSectorSM Series and Strategic Allocation Series:

Euclid Advisors, LLC

100 Pearl Street

Hartford, CT 06103

Subadviser for Premium AlphaSectorSM Series:

F-Squared Institutional Advisors

One Newton Executive Park

2221 Washington Street, Suite 201

Newton, MA 02462

Subadviser to Capital Growth Series, Small-Cap Growth Series and Small-Cap Value Series:

Kayne Anderson Rudnick Investment Management, LLC

1800 Avenue of the Stars

Second Floor

Los Angeles, CA 90067

Subadviser to Multi-Sector Fixed Income Fund:

Newfleet Asset Management, LLC

100 Pearl Street

Hartford, CT 06103

Administrator:

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103

Principal Underwriter:

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103

Custodian:

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Transfer Agent, Dividend Dispersing Agent, Fund Accountant and Subadministrator:

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Item 34.	Management Services

All management-related service contracts are discussed in Part A or B of this Registration Statement.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 15th day of February, 2013.

Virtus Variable Insurance Trust

By:	/s/ GEORGE R. AYLWARD
George R. Aylward President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the 15th day of February, 2013.

Signature	Title

/s/ W. PATRICK BRADLEY W. Patrick Bradley	Vice President, Chief Financial Officer and Treasurer

Roger A. Gelfenbien*	Trustee

Eunice S. Groark*	Trustee

John R. Mallin*	Trustee

Hassell H. McClellan*	Trustee

Thomas J. Brown*	Trustee

Philip R. McLoughlin*	Trustee and Chairman

/s/ GEORGE R. AYLWARD George R. Aylward	President

By:	/S/ GEORGE R. AYLWARD
* George R. Aylward, pursuant to Powers of Attorney.

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